Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Depreciation / property basis	$ (141.5)	$ (130.6)
Income taxes recoverable	17.1	25.0
Deferred Tax Liabilities, Regulatory Assets and Liabilities	(25.6)	(16.2)
Investment tax credit	0.5	0.5
Compensation and employee benefits	3.1	0.3
Other	(11.7)	(10.7)
Net non-current liabilities	(158.1)	(131.7)
THE DAYTON POWER AND LIGHT COMPANY [Member]
Income Taxes [Line Items]
Net non-current liabilities	$ (158.1)	$ (131.7)